Schedule of other income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Foreign exchange gain	$ 433,850	$ 264,158
Interest income	6	3
Government grants	31,748	18,052
Other income	$ 465,604	$ 282,213